S-K 1602, SPAC Registered Offerings	Dec. 01, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	Redemption rights for public shareholders upon completion of our initial business combination” and “Summary — The Offering — Redemption of public shares and distribution and liquidation if no initial business combination” for more information.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 18 months from the closing of this offering or until such earlier date the Company’s liquidation may commence, to consummate an initial business combination. If we are unable to complete our initial business combination within 18 months from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. However, if we anticipate that we may be unable to consummate our initial business combination within such 18-month period, we may seek shareholder approval at any time to amend our amended and restated memorandum and articles of association, to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity) and the trust agreement to be entered into between us and Continental Stock Transfer & Trust Company on the date of this prospectus. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

We have until the date that is 18 months from the closing of this offering or until such earlier date the Company’s liquidation may commence, to consummate an initial business combination. If we are unable to complete our initial business combination within 18 months from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. However, if we anticipate that we may be unable to consummate our initial business combination within such 18-month period, we may seek shareholder approval at any time to amend our amended and restated memorandum and articles of association, to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity) and the trust agreement to be entered into between us and Continental Stock Transfer & Trust Company on the date of this prospectus. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	If the net proceeds of this offering and the sale of the private placement units prove to be insufficient, either because of the size of our initial business combination, the depletion of the available net proceeds in search of a target business, the obligation to redeem for cash a significant number of shares from shareholders who elect redemption in connection with our initial business combination or the terms of negotiated transactions to purchase shares in connection with our initial business combination, we may be required to seek additional financing or to abandon the proposed business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. If we are unable to complete our initial business combination, our public shareholders may only receive approximately $10.00 per share on the liquidation of our trust account, and our rights will expire worthless. In certain circumstances, our public shareholders may receive less than $10.00 per share on the redemption of their shares.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Investment Criteria

Consistent with our acquisition strategy, we have identified the following criteria to evaluate prospective target businesses. We will primarily seek to acquire one or more growth businesses with a total enterprise value of between $100,000,000 and $600,000,000. Although we may decide to enter into our initial business combination with a target business that does not meet any of the criteria described below, it is our intention to acquire companies that we believe:

●	Has a competitive advantage. We intend to look for companies whose products and services are defensible and afford a differentiation solution to customers.
●	Has a strong management team that can create significant value for the target company. We are looking for proven management with a track record of executing and growing platforms who can credibly operate within public markets.
●	Is ready to be public, and will benefit from access to capital market. We will look for public-ready target companies that can leverage access to capital markets to fuel their growth and increase shareholder value.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

●	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	directors should not improperly fetter the exercise of future discretion;
●	duty to exercise powers fairly as between different classes of shareholders;
●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care. This duty has been defined as a requirement to act as a reasonably diligent director having both the general knowledge, skill and experience that may reasonably be expected of a director carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, pursuant to our amended and restated memorandum and articles of association, so long as a director has disclosed any interests in a transaction entered into or to be entered into by our company to the board he/she may: vote on a matter relating to the transaction; attend a meeting of directors at which a matter relating to the transaction arises and be included among the directors present at the meeting for the purposes of a quorum; and sign a document on behalf of our company, or do any other thing in his capacity as a director, that relates to the transaction.

Our sponsor and its affiliates(s) as well as our directors and officers presently have, and in the future any of our sponsor and its affiliate(s), our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such sponsor, affiliate(s), officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under British Virgin Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands law, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to complete on a reasonable basis. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence. In addition, our sponsor, officers and directors are now, and may in the future, sponsor or participate in the formation of, or become sponsors, an officer or director of, any other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments, may present additional conflicts of interest in determining to which entity a particular business opportunity should be presented, in pursuing an initial business target and in allocating their time to devote to our affairs. Although we have no formal policy in place for vetting potential conflicts of interest, our Board of Directors will review any potential conflicts of interest on a case-by-case basis. In particular, our officers and directors, and affiliates of our officers and directors, are currently sponsoring other blank check companies, and may look for an acquisition target in any location, has a window in which it may complete its initial business combination that overlaps the corresponding window we have.

Potential investors should also be aware of the following other potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “Management — Directors and Officers.”
●	Our sponsor, officers and directors have agreed to waive their redemption rights with respect to our founder shares and public shares in connection with the consummation of our initial business combination. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares and rights will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement units, private placement shares, private placement rights and the Class A ordinary shares underlying such rights will not be transferable, assignable or salable by our sponsor until the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
●	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
●	Since our sponsor and officers and directors may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
●	If an initial business combination is not completed, the company will be required to liquidate. In such event, (i) 1,666,667 Class B ordinary shares (or 1,916,667 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full) held by the sponsor, which were acquired by the sponsor prior to this offering for an aggregate purchase price of approximately $0.015 per share (assuming the underwriters’ over-allotment option is exercised in full), or $25,000 in the aggregate, and (ii) all 284,375 private placement units (or 290,000 private placement units if the underwriters’ over-allotment option is exercised in full) (including component securities contained therein) to be purchased by the sponsor in a private placement that will close simultaneously with the closing of this offering, for an aggregate purchase price of $10.00 per units, or $2,843,750 (or $2,900,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, will be worthless because the sponsor is not entitled to participate in any redemption of distribution from the trust account with respect to such securities. The sponsor, its affiliates, or promoters, and members of our management team waived their redemption rights and liquidation rights in connection with the purchase of the founder shares and the private placement units and no other consideration was paid for such agreement. Since our sponsor, its affiliates and promoters, officers and directors will lose their entire investment in us if our initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination.
●	Our sponsor intends to transfer an aggregate of 40,000 of its founder shares, or 10,000 each to our four directors and officers, at the consummation of an initial business combination. If we do not complete our initial business combination, such founder shares will expire worthless. Notwithstanding the foregoing, there is no arrangement or understanding between us, the Sponsor, our officers, directors or affiliates with whether to proceed with a business combination.
●	The sponsor may make loans from time to time to the company to fund certain capital requirements. If our sponsor makes any working capital loans, up to $1,150,000 of such loans may be converted into units, at the price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Since we will not repay such loans if we do not complete a business combination, a conflict of interest may arise.
●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
●	Similarly, if we agree to pay our sponsor, officers, directors or advisors, or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

The conflicts described above may not be resolved in our favor.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity(1)	Entity’s Business	Affiliation
Naphat Sirimongkolkasem	Black Chimp Limited	Investment Holding	Director
	Delta Investment Holding Limited	Investment Holding	Director
	Bitdeer Technologies Group	Technology	Director
	First Sino-Asia (Thailand)	Investment and Advisory Services	Director
	First Euro Investment Limited	Financial Services	Director
Joseph Shiu Wing Chow	Wellington Legal LLP	Law Firm	Co-founder and Partner
	Integrated Waste Solutions Group Holding Limited	Waste Solutions	Independent Non-Executive Director
	Eastern International Ltd.	Logistics Services	Independent Director
	Pallas Trust Group Limited	Trust Company	Director and Shareholder
	Maven Corporate Service Limited	Company Secretarial Services	Director and Shareholder
	DSL Investments Limited	Investment Holding	Director
Dr. Yuxun Sun	Fangmei Education Research Institute	Education	Assistant Professor
	Coral River Investment Corp.	Investment Holding	Director
Ms. Jiang Hua Feng	Inner Mongolia Environmental Protection Investment Group Co., Ltd.	Environmental Protection	Data Analyst

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands law. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands law, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to complete on a reasonable basis. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or an independent accounting firm or any other firm that commonly renders valuation opinions or from an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any founder shares and private placement shares held by them (and their permitted transferees will agree) in favor of our initial business combination.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to rights included in the units we are offering pursuant to this prospectus or the private placement rights, and the pro forma net tangible book value per Class A ordinary share after this offering, constitutes the dilution to investors in this offering.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

At September 30, 2025, our net tangible book value was $(91,290) or approximately $(0.05) per ordinary share. After giving effect to the sale of 5,000,000 Class A ordinary shares included in the units we are offering by this prospectus (or 5,750,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), the sale of the private securities and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at September 30, 2025 would have been $1,535,885 or $0.51 per share (or $0.47 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value (as decreased by the value of approximately 5,000,000 Class A ordinary shares that may be redeemed for cash, or 5,750,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) of $0.56 per share (or $0.52 per share if the underwriters’ over-allotment option is exercised in full) to our initial shareholder as of the date of this prospectus and dilution to public shareholders from this offering will be $9.49 per share (or $9.53 if the underwriters’ over-allotment option is exercised in full).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the units or the private placement units:

As of September 30, 2025

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public shareholders and sale of the private placement units	6.49	5.83	4.87	3.35	0.56
Pro forma net tangible book value after this offering	6.44	5.78	4.82	3.30	0.51
Dilution to public shareholders	$3.56	$4.22	$5.18	$6.70	$9.49
Percentage of dilution to public shareholders	35.6%	42.2%	51.8%	67.0%	94.9%
Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public shareholders and sale of the private placement units	6.50	5.84	4.88	3.34	0.52
Pro forma net tangible book value after this offering	6.45	5.79	4.83	3.29	0.47
Dilution to public shareholders	$3.55	$4.21	$5.17	$6.71	$9.53
Percentage of dilution to public shareholders	35.5%	42.1%	51.7%	67.1%	95.3%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $50,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per-share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or shareholders meeting, including interest (which interest shall be net of taxes payable) divided by the number of Class A ordinary shares sold in this offering).

The pro forma net tangible book value per share after the offering is calculated as follows:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions (1)	50% of Maximum Redemptions (2)	75% of Maximum Redemptions (3)	Maximum Redemptions (4)
Numerator:
Net tangible book value before this offering	$(91,290)	$(91,290)	$(91,290)	$(91,290)	$(91,290)
Net proceeds from this offering and sale of the private placement units, net of expenses	51,618,750	51,618,750	51,618,750	51,618,750	51,618,750
Plus: Offering costs paid in advance, excluded from tangible book value	74,369	74,369	74,369	74,369	74,369
Less: Deferred underwriting commissions	—	—	—	—	—
Less: Over-allotment liability	(65,944)	(65,944)	(65,944)	(65,944)	(65,944)
Less: Proceeds held in trust subject to redemption(2)	—	(12,500,000)	(25,000,000)	(37,500,000)	(50,000,000)
	$51,535,885	$39,035,885	$26,535,885	$14,035,885	$1,535,885

Denominator:
Ordinary shares issued and outstanding prior to this offering	1,916,667	1,916,667	1,916,667	1,916,667	1,916,667
Ordinary shares forfeited if over-allotment is not exercised	(250,000)	(250,000)	(250,000)	(250,000)	(250,000)
Ordinary shares included in the units offered	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Ordinary shares included in the private placement units	284,375	284,375	284,375	284,375	284,375
Ordinary shares underlying the rights to be included in the public units	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Ordinary shares underlying the rights to be included in the private placement units	56,875	56,875	56,875	56,875	56,875

Less: Shares subject to redemption	—	(1,250,000)	(2,500,000)	(3,750,000)	(5,000,000)
	8,007,917	6,757,917	5,507,917	4,257,917	3,007,917
Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions (5)	50% of Maximum Redemptions (6)	75% of Maximum Redemptions (7)	Maximum Redemptions (8)
Numerator:
Net tangible book value before this offering	$(91,290)	$(91,290)	$(91,290)	$(91,290)	$(91,290)
Net proceeds from this offering and sale of the private placement units, net of expenses	59,118,750	59,118,750	59,118,750	59,118,750	59,118,750
Plus: Offering costs paid in advance, excluded from tangible book value	74,369	74,369	74,369	74,369	74,369
Less: Deferred underwriting commissions	—	—	—	—	—
Less: Over-allotment liability	—	—	—	—	—
Less: Proceeds held in trust subject to redemption	—	(14,375,000)	(28,750,000)	(43,125,000)	(57,500,000)
	$59,101,829	$44,726,829	$30,351,829	$15,976,829	$1,601,829
Denominator:
Ordinary shares issued and outstanding prior to this offering	19,166,670	19,166,670	19,166,670	19,166,670	19,166,670
Ordinary shares forfeited if over-allotment is not exercised	—	—	—	—	—
Ordinary shares included in the units offered	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares included in the private placement units	290,000	290,000	290,000	290,000	290,000
Ordinary shares underlying the rights to be included in the public units	1,150,000	1,150,000	1,150,000	1,150,000	1,150,000
Ordinary shares underlying the rights to be included in the private placement units	58,000	58,000	58,000	58,000	58,000

Less: Shares subject to redemption	—	(1,437,500)	(2,875,000)	(4,312,500)	(5,750,000)
	9,164,667	7,727,167	6,289,667	4,852,167	3,414,667
(1)	The numbers set forth in this column assume that 1,250,000 public shares (or $12,500,000 proceeds held in trust subject to redemption), or 25% of 5,000,000 public shares (or $50,000,000 maximum proceeds held in trust subject to redemption) are redeemed.
(2)	The numbers set forth in this column assume that 2,500,000 public shares (or $25,000,000 proceeds held in trust subject to redemption), or 50% of 5,000,000 public shares (or $50,000,000 maximum proceeds held in trust subject to redemption) are redeemed.
(3)	The numbers set forth in this column assume that 3,750,000 public shares, (or $37,500,000 proceeds held in trust subject to redemption) or 75%, of 5,000,000 public shares (or $50,000,000 maximum proceeds held in trust subject to redemption) are redeemed.
(4)	The numbers set forth in this column assume that 5,000,000 public shares (or $50,000,000 proceeds held in trust subject to redemption), or 100%, of 5,000,000 public shares (or $50,000,000 maximum proceeds held in trust subject to redemption) are redeemed.
(5)	The numbers set forth in this column assume that 1,437,500 public shares (or $14,375,000 proceeds held in trust subject to redemption), or 25% of 5,750,000 public shares (or $57,500,000 maximum proceeds held in trust subject to redemption) are redeemed.
(6)	The numbers set forth in this column assume that 2,875,000 public shares (or $28,750,000 proceeds held in trust subject to redemption), or 50% of 5,750,000 public shares (or $57,500,000 maximum proceeds held in trust subject to redemption) are redeemed.
(7)	The numbers set forth in this column assume that 4,312,500 public shares (or $43,125,000 proceeds held in trust subject to redemption), or 75% of 5,750,000 public shares (or $57,500,000 maximum proceeds held in trust subject to redemption) are redeemed.
(8)	The numbers set forth in this column assume that 5,750,000 public shares (or $57,500,000 proceeds held in trust subject to redemption), or 100% of 5,750,000 public shares (or $57,500,000 maximum proceeds held in trust subject to redemption) are redeemed.
(9)	Expenses applied against gross proceeds include offering expenses of $850,000. See “Use of Proceeds”.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The amount of compensation that may be received by our sponsor and its affiliates is summarized as follows:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
White Pearl Group Limited	1,666,667 Class B Ordinary shares(1)	$25,000

	284,375 private placement units(1)	$2,843,750

	Up to $350,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,150,000 in working capital loans may be convertible into private placement units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

	$10,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and shared personnel support services

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

White Pearl Group Limited, our officers, directors or advisors, or our or their affiliates	If agreed to by us, finder’s fees, advisory fees, consulting fees or success fees	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 250,000 shares that are subject to forfeiture by our initial shareholder depending on the extent to which the underwriters’ over-allotment option is exercised.